Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2011
Registrant Name	dei_EntityRegistrantName	ACTIVE ASSETS GOVERNMENT SECURITIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000351898
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 27, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2011
Active Assets Government Securities Trust (Prospectus Summary) | Active Assets Government Securities Trust | Active Assets Government Securities Trust
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAGXX